NATURE OF BUSINESS (Details Narrative) (USD $)	3 Months Ended		6 Months Ended	12 Months Ended		30 Months Ended	33 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Nature Of Business Details Narrative
Operating loss	$ 328,594	$ 716,987	$ 56,351	$ 1,525,488	$ 345,855	$ 1,927,694	$ 2,256,288